Loans - Summary of Impaired Loan Information by Portfolio Class (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
With an allowance recorded [Abstract]
Related Allowance	$ 1,020	$ 830	$ 631
Total [Abstract]
Recorded Investment	7,803	7,487	5,987
Unpaid Principal Balance	7,900	7,566	6,054
Related Allowance	1,020	830	631
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
With no related allowance recorded [Abstract]
Recorded Investment	680	1,027	1,221
Unpaid Principal Balance	680	1,027	1,226
With an allowance recorded [Abstract]
Recorded Investment	918	584	606
Unpaid Principal Balance	918	584	606
Related Allowance	153	97	108
Total [Abstract]
Recorded Investment	1,598	1,611	1,827
Unpaid Principal Balance	1,598	1,611	1,832
Related Allowance	153	97	108
Commercial Loans [Member] | Real Estate [Member]
With no related allowance recorded [Abstract]
Recorded Investment	4,217	3,996	2,387
Unpaid Principal Balance	4,294	4,067	2,448
With an allowance recorded [Abstract]
Recorded Investment	444	450	486
Unpaid Principal Balance	444	450	486
Related Allowance	64	78	100
Total [Abstract]
Recorded Investment	4,661	4,446	2,873
Unpaid Principal Balance	4,738	4,517	2,934
Related Allowance	64	78	100
Commercial Loans [Member] | Lines of Credit [Member]
With no related allowance recorded [Abstract]
Recorded Investment	80	86	228
Unpaid Principal Balance	80	86	228
With an allowance recorded [Abstract]
Recorded Investment	98	98	28
Unpaid Principal Balance	98	98	28
Related Allowance	98	98	28
Total [Abstract]
Recorded Investment	178	184	256
Unpaid Principal Balance	178	184	256
Related Allowance	98	98	28
Commercial Loans [Member] | Other Commercial and Industrial [Member]
With no related allowance recorded [Abstract]
Recorded Investment	333	69	451
Unpaid Principal Balance	353	77	452
With an allowance recorded [Abstract]
Recorded Investment	729	866	373
Unpaid Principal Balance	729	866	373
Related Allowance	563	406	255
Total [Abstract]
Recorded Investment	1,062	935	824
Unpaid Principal Balance	1,082	943	825
Related Allowance	563	406	255
Commercial Loans [Member] | Other Consumer [Member]
With no related allowance recorded [Abstract]
Recorded Investment	85	55	0
Unpaid Principal Balance	85	55	0
With an allowance recorded [Abstract]
Recorded Investment	0	36	0
Unpaid Principal Balance	0	36	0
Related Allowance	0	1	0
Total [Abstract]
Recorded Investment	85	91	0
Unpaid Principal Balance	85	91	0
Related Allowance	0	1	0
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
With no related allowance recorded [Abstract]
Recorded Investment	77	40	0
Unpaid Principal Balance	77	40	0
With an allowance recorded [Abstract]
Recorded Investment	142	180	207
Unpaid Principal Balance	142	180	207
Related Allowance	142	150	140
Total [Abstract]
Recorded Investment	219	220	207
Unpaid Principal Balance	219	220	207
Related Allowance	$ 142	$ 150	$ 140